Financial investments and financial receivables (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of noncurrent financial investments

Non-current financial investments
	At 31 December
(in USD million)	2024	2023
Bonds	2,090	1,863
Listed equity securities	2,947	1,035
Non-listed equity securities	579	543

Financial investments	5,616	3,441

Schedule of prepayments and financial receivables

Non-current prepayments and financial receivables
	At 31 December
(in USD million)	2024	2023

Interest-bearing receivables	919	381
Prepayments and other non-interest-bearing receivables	1,261	910
Assets classified as held for sale1)	(801)	—

Prepayments and financial receivables	1,379	1,291
1) For assets reclassified to held for sale, see note 6 Acquisitions and disposals

Current prepayments and financial receivables
	At 31 December
(in USD million)	2024	2023

Interest-bearing financial receivables and accrued interest	614	802
Collateral receivables1)	2,037	2,186
Total current financial receivables	2,651	2,988

Prepayments and other non-financial receivables	1,216	740

Prepayments and financial receivables	3,867	3,729

1) Collateral receivables is related to cash paid as security for counterparties credit exposure towards Equinor.

Schedule of current financial investments

Current financial investments
	At 31 December
(in USD million)	2024	2023

Time deposits	9,715	17,846
Interest-bearing securities	5,620	11,378

Financial investments	15,335	29,224